Accounts Receivable	3 Months Ended
Mar. 31, 2017
Receivables [Abstract]
Accounts Receivable

NOTE 4. ACCOUNTS RECEIVABLE

Accounts receivable consist of the following:

	December 31,		March 31, 2017
	2015	2016
			(Unaudited)
Trade accounts, net	$276,750	$510,709	$538,198
Premiums	–	211,360	211,182
Anticipated salvage and subrogation	–	60,997	31,143

	$276,750	$783,066	$780,523